Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Risk-Based Capital Ratios

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2013 and 2012.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$332,295	14.41%	$184,494	8.00%	N/A
Sun National Bank	314,107	13.65	184,070	8.00	$230,088	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	284,781	12.34	92,247	4.00	N/A
Sun National Bank	284,257	12.40	92,035	4.00	138,053	6.00
Leverage Ratio:
Sun Bancorp, Inc.	284,781	8.99	126,682	4.00	N/A
Sun National Bank	285,257	9.02	126,479	4.00	158,099	5.00
December 31, 2012
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$340,111	13.72%	$198,340	8.00%	N/A
Sun National Bank	322,041	13.02	197,964	8.00	$247,455	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	293,008	11.82	99,170	4.00	N/A
Sun National Bank	290,922	11.76	98,982	4.00	148,473	6.00
Leverage Ratio:
Sun Bancorp, Inc.	293,008	9.30	126,080	4.00	N/A
Sun National Bank	290,922	9.24	125,902	4.00	157,377	5.00

(1)	Not applicable for bank holding companies.